Financial assets at fair value through profit or loss - Schedule of financial assets at fair value through profit or loss (Details) - Financial assets at FVTPL - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Trade receivables	$ 31,444	$ 11,665	$ 20,405
Investment funds
Disclosure of financial assets [line items]
Trade receivables	19,862	0
Unlisted securities
Disclosure of financial assets [line items]
Trade receivables	$ 11,582	$ 11,665